UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act File No. 811-07715
      ---------------------------------------------------------------------

                    Credit Suisse Global Small Cap Fund, Inc.
    ------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
    -------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                               J. Kevin Gao, Esq.
                    Credit Suisse Global Small Cap Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3140

Registrant's telephone number, including area code: (212) 875-3500

Date of fiscal year end: October 31

Date of reporting period: November 1, 2004 to April 30, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                             CREDIT | ASSET
                                                             SUISSE | MANAGEMENT

CREDIT SUISSE FUNDS
Semiannual Report

April 30, 2005
(unaudited)

                        o  CREDIT SUISSE
                           GLOBAL SMALL CAP FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class and/or Advisor Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.50% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares. For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2005; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("CSAM") or any affiliate, are not FDIC-insured and are not guaranteed by CSAM or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

CREDIT SUISSE GLOBAL SMALL CAP FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT

April 30, 2005 (unaudited)
-------------------------------------------------------------------------------

                                                                   June 1, 2005

Dear Shareholder:

PERFORMANCE SUMMARY

11/01/04 - 04/30/05

SHARE CLASS/BENCHMARK                                                PERFORMANCE
Common1                                                              9.65%
Advisor1                                                             9.50%
Class A1,2                                                           9.59%
Class B1,2                                                           9.27%
Class C1,2                                                           9.26%
MSCI World Small Cap Index3                                          7.65%
MSCI World Index3                                                    5.97%
Russell Midcap(R)Growth Index3                                       4.06%

   Performance for the Credit Suisse Global Small Cap Fund's* Class A shares, Class B shares and Class C shares is without the maximum sales charge of 5.75%, 4.00% and 1.00%, respectively.2

MARKET OVERVIEW: STRONG START, BUT MOMENTUM FADES

   The US equity market had generally positive returns for the six-month period. Stocks surged early on, aided by a concluded Presidential election that removed a good deal of political uncertainty. Encouraging employment and inflation data at the time also helped. Market sentiment turned negative in early March, however, as investors grew cautious amid signs of economic softening seemingly brought on by high oil prices and rising short-term interest rates. On the earnings front, while first-quarter 2005 results generally met or exceeded expectations, this provided little support late in the period as the future profit picture dimmed.

   Most foreign markets outperformed the US, in part due to a more supportive interest rate backdrop. Returns for dollar-based investors were enhanced by strength in foreign currencies, most specifically the euro.

STRATEGIC REVIEW: HEALTH CARE DELIVERS OUTPERFORMANCE

   The Fund's gain and outperformance of its benchmarks were driven in part by good stock selection in the health care sector. Noteworthy performers here

CREDIT SUISSE GLOBAL SMALL CAP FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)

April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

included Psychiatric Solutions (1.50% of the Fund's portfolio as of April 30, 2005), which owns and operates facilities aimed at treating behavioral health problems. In the pharmaceutical area, Sepracor, a position we sold late in the period as it became a mid-cap stock, was another solid performer.

   The Fund's consumer discretionary and materials stocks also aided its absolute and relative return. The Fund's technology holdings had a modest gain, though our overweighting in the sector hampered relative performance as the sector had a generally lackluster showing globally.

   With respect to noteworthy recent portfolio activity, our purchases included RHJ International (0.60% of the Fund's portfolio as of April 30, 2005), a Belgium-listed venture capital company that invests in Japanese companies. We participated in the stock's March IPO. We believe the stock is attractive based on such factors as cash flow, book value and the company's management. One sale we made was E-Trade Financial, based on risk/reward considerations in an online trading market that has become more competitive.

   Going forward, we will continue to employ a bottom-up investment approach, seeking to identify companies trading at a discount to their projected growth rates or intrinsic asset values. Factors we incorporate include price/earnings growth, book value, strong returns on capital and reliability and effectiveness of management.

   The Fund ordinarily holds equity securities of small companies from at least three countries, including the US, and we seek to take advantage of both growth and value opportunities. The Fund's investable universe is hence broad and large, and our focus remains on attempting to find innovative companies with unrecognized potential.

The Credit Suisse Global Small Cap Team

Calvin E. Chung
Leo M. Bernstein
Crispin Finn

--------------------------------------------------------------------------------
* Effective February 21, 2005, the Fund changed its name to "Credit Suisse Global Small Cap Fund."

CREDIT SUISSE GLOBAL SMALL CAP FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)

April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

   International investing entails special risk considerations, including currency fluctuations, lower liquidity, economic and political risks and differences in accounting methods. Because of the nature of the Fund's investments in start-up and other small companies and certain aggressive strategies it may use, an investment in the Fund may be more volatile and less liquid than investments in larger companies and may not be appropriate for all investors.

   In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investment portfolio. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

CREDIT SUISSE GLOBAL SMALL CAP FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)

April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                  AVERAGE ANNUAL RETURNS AS OF MARCH 31, 20051

                                                              SINCE    INCEPTION
                                       1 YEAR     5 YEARS   INCEPTION    DATE

Common Class                           10.16%     (11.19)%    9.36%     9/30/96
Advisor Class                           9.90%     (11.45)%    9.05%     9/30/96
Class A Without Sales Charge           10.16%       --        1.98%     7/31/01
Class A With Maximum
  Sales Charge                          3.83%       --        0.34%     7/31/01
Class B Without CDSC                    9.34%       --        1.19%     7/31/01
Class B With CDSC                       5.34%       --        0.92%     7/31/01
Class C Without CDSC                    9.32%       --        1.24%     7/31/01
Class C With CDSC                       8.32%       --        1.24%     7/31/01

                  AVERAGE ANNUAL RETURNS AS OF APRIL 30, 20051

                                                             SINCE     INCEPTION
                                    1 YEAR     5 YEARS     INCEPTION      DATE

Common Class                         7.98%      (9.95)%      8.77%      9/30/96
Advisor Class                        7.66%     (10.21)%      8.46%      9/30/96
Class A Without Sales Charge         7.92%       --          0.86%      7/31/01
Class A With Maximum
  Sales Charge                       1.72%       --         (0.73)%     7/31/01
Class B Without CDSC                 7.16%       --          0.09%      7/31/01
Class B With CDSC                    3.16%       --         (0.17)%     7/31/01
Class C Without CDSC                 7.09%       --          0.12%      7/31/01
Class C With CDSC                    6.09%       --          0.12%      7/31/01

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.csam.com/us.

CREDIT SUISSE GLOBAL SMALL CAP FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)

April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

1 Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2 Total return for Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was 3.33%. Total return for the Fund's Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was 5.27%. Total return for the Fund's Class C Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was 8.26%.

3 The Russell Midcap(R) Growth Index and the Morgan Stanley Capital International World Index were benchmarks for the Global Small Cap Fund. The Russell Midcap(R) Growth Index measures the performance of those companies in the Russell Midcap(R) Index with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. The Morgan Stanley Capital International World Index is a free float-adjusted market-capitalization index that is designed to measure global developed-market equity performance. It is the exclusive property of Morgan Stanley Capital International Inc. The Morgan Stanley Capital International World Small Cap Index is an unmanaged broadbased Index comprised of small cap companies from 23 developed markets. All of the index returns shown above are price only and do not reflect the reinvestment of dividends. It is the exclusive property of Morgan Stanley Capital International Inc. In order to reflect changes of the fund's investment policy and name, the MSCIWorld Small Cap Index replaced the Morgan Stanley Capital International World Index and the Russell MidCap Growth Index as the fund's benchmark effective February 21, 2005. Investors cannot invest directly in an Index.

CREDIT SUISSE GLOBAL SMALL CAP FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)

April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT YOUR FUND'S EXPENSES

   As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2005.

   The table illustrates your Fund's expenses in two ways:

   o ACTUAL FUND RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

   o HYPOTHETICAL 5% FUND RETURN. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

   Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transactions costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

CREDIT SUISSE GLOBAL SMALL CAP FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)

April 30, 2005 (unaudited)

--------------------------------------------------------------------------------
                    EXPENSES AND VALUE OF A $1,000 INVESTMENT
                  FOR THE SIX MONTH PERIOD ENDED APRIL 30, 2005
--------------------------------------------------------------------------------

                                     COMMON    ADVISOR
ACTUAL FUND RETURN                    CLASS     CLASS      CLASS A    CLASS B    CLASS C
                                    -------     -------    -------    -------    -------
Beginning Account Value 11/1/04     $1,000.00  $1,000.00  $1,000.00  $1,000.00  $1,000.00
Ending Account Value 4/30/05        $1,096.50  $1,095.00  $1,095.90  $1,091.90  $1,092.60
Expenses Paid per $1,000*               $8.58      $9.87      $8.57     $12.45     $12.45

HYPOTHETICAL 5% FUND RETURN

Beginning Account Value 11/1/04     $1,000.00  $1,000.00  $1,000.00  $1,000.00  $1,000.00
Ending Account Value 4/30/05        $1,016.61  $1,015.37  $1,016.61  $1,012.89  $1,012.89
Expenses Paid per $1,000*               $8.25      $9.49      $8.25     $11.98     $11.98

                                    COMMON     ADVISOR
                                     CLASS      CLASS      CLASS A    CLASS B    CLASS C
                                    -------     -------    -------    -------    -------
ANNUALIZED EXPENSE RATIOS*           1.65%       1.90%      1.65%      2.40%      2.40%


--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

   The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

CREDIT SUISSE GLOBAL SMALL CAP FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)

April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

Bar Chart:

Information Technology                    28.9%
Consumer Discretionary                    20.4%
Industrials                               15.3%
Health Care                               12.6%
Financials                                 6.3%
Consumer Staples                           4.9%
Energy                                     3.1%
Limited Partnership                        3.0%
Materials                                  2.0%
Short-Term Investments                     1.8%
Telecommunication Services                 1.0%
Utilities                                  0.7%

SECTOR BREAKDOWN*

--------------------------------------------------------------------------------
* Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

CREDIT SUISSE GLOBAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited)

--------------------------------------------------------------------------------

                                                  Number of
                                                    Shares            Value
                                                  ---------         ------------

COMMON STOCKS (95.1%)
Australia (0.9%)
Machinery (0.9%)
   Bradken, Ltd.                                    675,243         $1,192,681
--------------------------------------------------------------------------------
TOTAL AUSTRALIA                                                      1,192,681
--------------------------------------------------------------------------------
Austria (0.7%)
Electric Utilities (0.7%)
   EVN AG                                            14,820            998,154
--------------------------------------------------------------------------------
TOTAL AUSTRIA                                                          998,154
--------------------------------------------------------------------------------
Belgium (0.8%)
Healthcare Equipment & Supplies (0.8%)
   Omega Pharma SA                                   19,950          1,081,687
--------------------------------------------------------------------------------
TOTAL BELGIUM                                                        1,081,687
--------------------------------------------------------------------------------
Canada (3.8%)
Leisure Equipment & Products (1.4%)
   Mega Bloks*                                       97,950          1,401,014
   Mega Bloks, Rule 144A*++                          30,300            433,392
--------------------------------------------------------------------------------
                                                                     1,834,406
--------------------------------------------------------------------------------
Specialty Retail (2.4%)
   Gildan Activewear, Inc. Class A*ss.               79,000          3,336,170
--------------------------------------------------------------------------------
TOTAL CANADA                                                         5,170,576
--------------------------------------------------------------------------------
China (4.7%)
Airlines (1.9%)
   Air China, Ltd. Series H*                      7,186,000          2,557,935
--------------------------------------------------------------------------------
Communications Equipment (1.1%)
   ZTE Corp.                                        507,800          1,455,826
--------------------------------------------------------------------------------
Internet Software & Services (1.7%)
   Netease.com, Inc. ADR*ss.                         20,660          1,020,397
   Shanda Interactive Entertainment, Ltd. ADR*ss.    42,110          1,354,679
--------------------------------------------------------------------------------
                                                                     2,375,076
--------------------------------------------------------------------------------
TOTAL CHINA                                                          6,388,837
--------------------------------------------------------------------------------
Denmark (0.7%)
Household Durables (0.7%)
   Bang & Olufsen AS B Sharesss.                     15,375            975,726
--------------------------------------------------------------------------------
TOTAL DENMARK                                                          975,726
--------------------------------------------------------------------------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)

--------------------------------------------------------------------------------

                                                  Number of
                                                    Shares            Value
                                                  ---------         ------------
COMMON STOCKS
Finland (0.8%)
Communications Equipment (0.8%)
   Elcoteq Network Class A*                          54,150         $1,104,740
--------------------------------------------------------------------------------
TOTAL FINLAND                                                        1,104,740
--------------------------------------------------------------------------------
France (2.4%)
Aerospace & Defense (0.7%)
   Zodiac SA                                         21,660          1,057,147
--------------------------------------------------------------------------------
Hotels, Restaurants & Leisure (0.8%)
   Eliorss.                                          85,500          1,073,666
--------------------------------------------------------------------------------
Real Estate (0.9%)
   Nexity*                                           31,350          1,202,025
--------------------------------------------------------------------------------
TOTAL FRANCE                                                         3,332,838
--------------------------------------------------------------------------------
Germany (2.3%)
Biotechnology (0.3%)
   Epigenomics AG*ss.                                48,377            374,714
--------------------------------------------------------------------------------
Building Products (0.7%)
   Pfleiderer AG*                                    62,700            982,246
--------------------------------------------------------------------------------
Commercial Services & Supplies (0.6%)
   CeWe Color Holding AGss.                          22,230            774,080
--------------------------------------------------------------------------------
Specialty Retail (0.7%)
   Fielmann AG                                       15,300          1,045,236
--------------------------------------------------------------------------------
TOTAL GERMANY                                                        3,176,276
--------------------------------------------------------------------------------
Israel (2.5%)
Internet & Catalog Retail (1.2%)
   Shopping.com, Ltd.*ss.                           124,000          1,630,600
--------------------------------------------------------------------------------
Internet Software & Services (1.3%)
   Check Point Software Technologies, Ltd.*          85,700          1,795,415
--------------------------------------------------------------------------------
TOTAL ISRAEL                                                         3,426,015
--------------------------------------------------------------------------------
Japan (10.6%)
Chemicals (2.0%)
   Kuraray Company, Ltd.                            292,500          2,699,459
--------------------------------------------------------------------------------
Diversified Financials (0.7%)
   RHJ International*                                40,091          1,024,759
--------------------------------------------------------------------------------
Electronic Equipment & Instruments (2.1%)
   NIDEC Corp.ss.                                    23,900          2,804,084
--------------------------------------------------------------------------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)

--------------------------------------------------------------------------------

                                                  Number of
                                                    Shares            Value
                                                  ---------         ------------

COMMON STOCKS
Japan
Hotels, Restaurants & Leisure (1.7%)
   Round One Corp.ss.                                 1,080         $2,365,131
--------------------------------------------------------------------------------
Media (2.3%)
   USEN Corp.                                       109,200          3,152,094
--------------------------------------------------------------------------------
Specialty Retail (1.8%)
   USS Company, Ltd.                                 31,700          2,515,379
--------------------------------------------------------------------------------
TOTAL JAPAN                                                         14,560,906
--------------------------------------------------------------------------------
Luxembourg (0.7%)
Computers & Peripherals (0.7%)
   Gemplus International SA*ss.                     427,500            927,192
--------------------------------------------------------------------------------
TOTAL LUXEMBOURG                                                       927,192
--------------------------------------------------------------------------------
Norway (1.7%)
Electronic Equipment & Instruments (1.1%)
   Tandberg ASAss.                                  141,500          1,452,846
--------------------------------------------------------------------------------
Machinery (0.6%)
   Tomra Systems ASA*ss.                            228,000            839,065
--------------------------------------------------------------------------------
TOTAL NORWAY                                                         2,291,911
--------------------------------------------------------------------------------
South Korea (2.1%)
Internet Software & Services (0.3%)
   Gravity Company, Ltd. ADR*                        53,700            480,078
--------------------------------------------------------------------------------
Machinery (1.8%)
   Samsung Heavy Industries Company, Ltd.           322,100          2,436,952
--------------------------------------------------------------------------------
TOTAL SOUTH KOREA                                                    2,917,030
--------------------------------------------------------------------------------
Spain (2.3%)
Banks (0.7%)
   Banco Pastor SA                                   28,500          1,019,790
--------------------------------------------------------------------------------
Construction & Engineering (0.8%)
   Abengoa SA                                        96,900          1,041,048
--------------------------------------------------------------------------------
Food Products (0.8%)
   Ebro Puleva SA                                    62,700          1,059,902
--------------------------------------------------------------------------------
TOTAL SPAIN                                                          3,120,740
--------------------------------------------------------------------------------
Sweden (3.6%)
Commercial Services & Supplies (0.7%)
   Observer ABss.                                   216,000            881,896
--------------------------------------------------------------------------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)

--------------------------------------------------------------------------------

                                                  Number of
                                                    Shares            Value
                                                  ---------         ------------
COMMON STOCKS
Sweden
Food & Drug Retailing (0.8%)
   Axfood AB                                         42,750         $1,106,948
--------------------------------------------------------------------------------
Healthcare Equipment & Supplies (1.1%)
   Getinge AB Class Bss.                            101,000          1,453,953
--------------------------------------------------------------------------------
Machinery (1.0%)
   Alfa Laval ABss.                                 100,000          1,401,791
--------------------------------------------------------------------------------
TOTAL SWEDEN                                                         4,844,588
--------------------------------------------------------------------------------
Switzerland (1.5%)
Biotechnology (0.8%)
   Actelion, Ltd.*ss.                                10,260          1,098,870
--------------------------------------------------------------------------------
Machinery (0.7%)
   Georg Fischer AG*                                  3,420            999,868
--------------------------------------------------------------------------------
TOTAL SWITZERLAND                                                    2,098,738
--------------------------------------------------------------------------------
Taiwan (1.1%)
Electronic Equipment & Instruments (1.1%)
   AU Optronics Corp. ADRss.                         95,300          1,545,766
--------------------------------------------------------------------------------
TOTAL TAIWAN                                                         1,545,766
--------------------------------------------------------------------------------
United Kingdom (8.0%)
Commercial Services & Supplies (1.7%)
   Michael Page International PLC                   321,572          1,183,383
   Serco Group PLC                                  240,000          1,096,951
--------------------------------------------------------------------------------
                                                                     2,280,334
--------------------------------------------------------------------------------
Diversified Telecommunication Services (1.0%)
   COLT Telecom Group PLC*ss.                     1,399,840          1,331,648
--------------------------------------------------------------------------------
Electronic Equipment & Instruments (0.6%)
   Laird Group PLC                                  150,561            865,914
--------------------------------------------------------------------------------
Hotels, Restaurants & Leisure (1.0%)
   William Hill PLC                                 130,727          1,352,824
--------------------------------------------------------------------------------
Insurance (1.4%)
   Admiral Group PLC                                278,090          1,880,455
--------------------------------------------------------------------------------
Software (1.2%)
   Sage Group PLC                                   447,450          1,681,161
--------------------------------------------------------------------------------
Specialty Retail (1.1%)
   Halfords Group PLC                               280,125          1,465,936
--------------------------------------------------------------------------------
TOTAL UNITED KINGDOM                                                10,858,272
--------------------------------------------------------------------------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)

--------------------------------------------------------------------------------

                                                  Number of
                                                    Shares            Value
                                                  ---------         ------------

COMMON STOCKS
United States (43.9%)
Commercial Services & Supplies (1.7%)
   Greenfield Online, Inc.*ss.                       78,100         $1,407,362
   Resources Connection, Inc.*ss.                    50,600            966,966
--------------------------------------------------------------------------------
                                                                     2,374,328
--------------------------------------------------------------------------------
Communications Equipment (2.1%)
   Harmonic, Inc.*                                  103,300            569,183
   Kanbay International, Inc.*ss.                   130,000          2,337,400
--------------------------------------------------------------------------------
                                                                     2,906,583
--------------------------------------------------------------------------------
Computers & Peripherals (1.1%)
   Avid Technology, Inc.*                            30,600          1,515,006
--------------------------------------------------------------------------------
Construction & Engineering (1.2%)
   Infrasource Services, Inc.*ss.                   165,100          1,659,255
--------------------------------------------------------------------------------
Diversified Financials (2.9%)
   Affiliated Managers Group, Inc.*ss.               44,100          2,757,573
   Franklin Resources, Inc.                          17,100          1,174,428
--------------------------------------------------------------------------------
                                                                     3,932,001
--------------------------------------------------------------------------------
Electronic Equipment & Instruments (1.1%)
   Broadcom Corp. Class A*                           51,800          1,549,338
--------------------------------------------------------------------------------
Food & Drug Retailing (1.2%)
   Whole Foods Market, Inc.                          16,300          1,625,436
--------------------------------------------------------------------------------
Food Products (2.1%)
   Herbalife, Ltd.*ss.                              192,100          2,900,710
--------------------------------------------------------------------------------
Healthcare Equipment & Supplies (0.2%)
   Dexcom, Inc.*                                     20,400            204,000
--------------------------------------------------------------------------------
Healthcare Providers & Services (9.5%)
   AMERIGROUP Corp.*                                 70,200          2,465,424
   Centene Corp.*                                   107,100          2,982,735
   Pediatrix Medical Group, Inc.*                    24,200          1,647,778
   Psychiatric Solutions, Inc.*ss.                   60,076          2,584,470
   United Surgical Partners International, Inc.*ss.  75,700          3,349,725
--------------------------------------------------------------------------------
                                                                    13,030,132
--------------------------------------------------------------------------------
Hotels, Restaurants & Leisure (3.5%)
   Panera Bread Co. Class A*ss.                      41,200          2,060,824
   Starwood Hotels & Resorts Worldwide, Inc.         49,300          2,678,962
--------------------------------------------------------------------------------
                                                                     4,739,786
--------------------------------------------------------------------------------
Household Durables (0.5%)
   Knoll, Inc.ss.                                    44,600            724,750
--------------------------------------------------------------------------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)

--------------------------------------------------------------------------------

                                                  Number of
                                                    Shares            Value
                                                  ---------         ------------

COMMON STOCKS
United States
Internet Software & Services (3.8%)
   Corillian Corp.*                                 190,000         $  583,300
   Digitas, Inc.*                                   231,500          2,308,055
   Openwave Systems, Inc.*ss.                       166,200          2,225,418
--------------------------------------------------------------------------------
                                                                     5,116,773
--------------------------------------------------------------------------------
Leisure Equipment & Products (0.6%)
   RC2 Corp.*                                        23,300            807,578
--------------------------------------------------------------------------------
Oil & Gas (3.1%)
   Newfield Exploration Co.*                         39,000          2,770,170
   W&T Offshore, Inc.ss.                             74,600          1,495,730
--------------------------------------------------------------------------------
                                                                     4,265,900
--------------------------------------------------------------------------------
Real Estate (0.9%)
   HouseValues, Inc.*ss.                             93,000          1,209,930
--------------------------------------------------------------------------------
Semiconductor Equipment & Products (3.9%)
   Cymer, Inc.*ss.                                   75,000          1,859,250
   FormFactor, Inc.*ss.                             102,600          2,343,384
   Tessera Technologies, Inc.*                       41,100          1,091,616
--------------------------------------------------------------------------------
                                                                     5,294,250
--------------------------------------------------------------------------------
Software (3.3%)
   Macromedia, Inc.*                                 67,100          2,657,831
   THQ, Inc.*ss.                                     73,500          1,853,670
--------------------------------------------------------------------------------
                                                                     4,511,501
--------------------------------------------------------------------------------
Specialty Retail (1.2%)
   Hot Topic, Inc.*ss.                               79,150          1,582,208
--------------------------------------------------------------------------------
TOTAL UNITED STATES                                                 59,949,465
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $113,516,746)                            129,962,138
--------------------------------------------------------------------------------
PREFERRED STOCK (0.9%)
United States (0.9%)
Consumer Services (0.9%)
   PRN Corp.*++ (Cost $792,000)                      88,000          1,157,200
--------------------------------------------------------------------------------
WARRANT (0.0%)
United States (0.0%)
Consumer Services (0.0%)
   PRN Corp. strike $0.01, expires August
   2011*++ (Cost $0)                                 20,366                  0
--------------------------------------------------------------------------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)

--------------------------------------------------------------------------------
                                                  Number of
                                                    Shares            Value
                                                  ---------         ------------

LIMITED PARTNERSHIPS (2.2%)
United States (2.2%)
Venture Capital (2.2%)
   Austin Ventures VIII L.P.*++                     346,668         $  283,828
   Boston Ventures L.P.V*++                         960,014            390,496
   CVC European Equity III L.P.*++                  808,225            857,364
   Madison Dearborn Capital Partners IV L.P.*++     553,294            383,102
   New Enterprise Associates VII*++               1,000,000            267,288
   Oak Investment Partners X L.P.*++              1,086,658            771,751
--------------------------------------------------------------------------------
TOTAL LIMITED PARTNERSHIPS (Cost $3,109,448)                         2,953,829
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (28.1%)
   State Street Navigator Prime Fundss.ss.       35,931,183         35,931,183

                                                    Par
                                                   (000)
                                                ----------
   State Street Bank and Trust Co. Euro
Time Deposit, 1.85%, 5/02/05                     $ 2,497             2,497,000
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $38,428,183)                     38,428,183
--------------------------------------------------------------------------------
TOTAL INVESTMENTS AT VALUE (126.3%)
 (Cost $155,846,377)                                               172,501,350
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS (-26.3%)                    (35,908,281)
--------------------------------------------------------------------------------
NET ASSETS (100.0%)                                               $136,593,069
--------------------------------------------------------------------------------
                            INVESTMENT ABBREVIATIONS
                        ADR = American Depositary Receipt
--------------------------------------------------------------------------------

*      Non-income producing security.
++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, these securities amounted to a value of $433,392 or 0.32% of net assets.
++ Restricted security; not readily marketable; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
ss.    Security or portion thereof is out on loan.
ss.ss. Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL SMALL CAP FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------
ASSETS
   Investments at value, including collateral for
      securities on loan of $35,931,183
      (Cost $155,846,377) (Note 2)                               $172,501,3501
   Cash                                                                    124
   Foreign currency at value (cost $612,346)                           621,474
   Dividend and interest receivable                                    237,291
   Receivable for investments sold                                      80,429
   Prepaid expenses and other assets                                    67,606
   Receivable for fund shares sold                                      28,564
--------------------------------------------------------------------------------
      Total Assets                                                 173,536,838
--------------------------------------------------------------------------------
LIABILITIES
   Advisory fee payable (Note 3)                                        81,825
   Administrative services fee payable (Note 3)                         45,484
   Shareholder Servicing/Distribution fee payable (Note 3)              32,406
   Payable upon return of securities loaned (Note 2)                35,931,183
   Payable for investments purchased                                   471,834
   Payable for fund shares redeemed                                     89,864
   Directors' fee payable                                                4,408
   Other accrued expenses payable                                      286,765
--------------------------------------------------------------------------------
      Total Liabilities                                             36,943,769
--------------------------------------------------------------------------------
NET ASSETS
   Capital stock, $0.001 par value (Note 7)                              7,715
   Paid-in capital (Note 7)                                        207,980,436
   Accumulated net investment loss                                   (473,102)
   Accumulated net realized loss on investments and
      foreign currency transactions                               (87,590,108)
   Net unrealized appreciation from investments and
      foreign currency translations                                 16,668,128
--------------------------------------------------------------------------------
      Net Assets                                                 $ 136,593,069
================================================================================
COMMON SHARES
   Net assets                                                    $  44,256,414
   Shares outstanding                                                2,497,974
   Net asset value, offering price, and redemption
      price per share                                            $       17.72
================================================================================
ADVISOR SHARES
   Net assets                                                    $   1,919,101
   Shares outstanding                                                  111,018
   Net asset value, offering price, and redemption
      price per share                                            $       17.29
================================================================================
A SHARES
   Net assets                                                    $  89,630,780
   Shares outstanding                                                5,060,242
   Net asset value and redemption price per share                $       17.71
   Maximum offering price per share (net asset value/(1-5.75%))  $       18.79
================================================================================
B SHARES
   Net assets                                                    $     337,791
   Shares outstanding                                                   19,631
   Net asset value and offering price per share                  $       17.21
================================================================================
C SHARES
   Net assets                                                    $     448,983
   Shares outstanding                                                   26,058
   Net asset value and offering price per share                  $       17.23
================================================================================

--------------------------------------------------------------------------------
1 Including $34,620,926 of securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL SMALL CAP FUND
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2005 (unaudited)
--------------------------------------------------------------------------------
INVESTMENT INCOME (Note 2)
   Dividends                                                     $     675,336
   Interest                                                             20,131
   Securities lending                                                   97,407
   Net investment gain allocated from partnership                       39,631
   Foreign taxes withheld                                             (61,806)
--------------------------------------------------------------------------------
     Total investment income                                           770,699
--------------------------------------------------------------------------------
EXPENSES
   Investment advisory fees (Note 3)                                   938,042
   Administrative services fees (Note 3)                               126,775
   Shareholder Servicing/Distribution fees (Note 3)
     Common Class                                                       60,723
     Advisor Class                                                       5,054
     Class A                                                           123,338
     Class B                                                             1,777
     Class C                                                             2,303
   Transfer agent fees (Note 3)                                        304,922
   Printing fees (Note 3)                                               50,765
   Registration fees                                                    27,109
   Custodian fees                                                       25,254
   Legal fees                                                           16,886
   Audit fees                                                           13,545
   Directors' fees                                                       8,258
   Insurance expense                                                     2,466
   Commitment Fee (Note 4)                                               1,997
   Miscellaneous expense                                                 6,362
--------------------------------------------------------------------------------
     Total expenses                                                  1,715,576
   Less: fees waived (Note 3)                                        (471,775)
--------------------------------------------------------------------------------
     Net expenses                                                    1,243,801
--------------------------------------------------------------------------------
       Net investment loss                                           (473,102)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENTS AND FOREIGN CURRENCY RELATED ITEMS
   Net realized gain from investments                               24,538,096
   Net realized loss on foreign currency transactions                 (30,520)
   Net change in unrealized appreciation (depreciation)
    from investments                                               (9,323,176)
   Net change in unrealized appreciation (depreciation)
    from foreign currency translations                                  10,129
--------------------------------------------------------------------------------
   Net realized and unrealized gain from investments
    and foreign currency related items                              15,194,529
--------------------------------------------------------------------------------
   Net increase in net assets resulting from operations          $  14,721,427
================================================================================

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL SMALL CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                           For the Six Months
                                                  Ended           For the Year
                                             April 30, 2005           Ended
                                              (unaudited)      October 31, 2004
--------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment loss                         $ (473,102)         $(1,869,718)
  Net realized gain from investments and
   foreign currency transactions              24,507,576             5,691,875
  Net change in unrealized appreciation
   (depreciation) from investments
   and foreign currency translations          (9,313,047)            7,836,597
--------------------------------------------------------------------------------
   Net increase in net assets resulting
    from operations                           14,721,427            11,658,754
--------------------------------------------------------------------------------
FROM CAPITAL SHARE TRANSACTIONS (Note 7)
  Proceeds from sale of shares                 1,934,485            12,785,599
  Net asset value of shares redeemed         (28,138,356)1         (50,019,827)2
--------------------------------------------------------------------------------
   Net decrease in net assets from capital
    share transactions                       (26,203,871)          (37,234,228)
   Net decrease in net assets                (11,482,444)          (25,575,474)
NET ASSETS
  Beginning of period                        148,075,513           173,650,987
--------------------------------------------------------------------------------
  End of period                             $136,593,069          $148,075,513
--------------------------------------------------------------------------------
  Accumulated net investment loss           $   (473,102)         $         --
================================================================================

1 Net of $3,048 of redemption fees retained by the Fund.
2 Net of $6,677 of redemption fees retained by the Fund.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL SMALL CAP FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

------------------------------------------------------------------------------------------------------

                                        For the Six
                                        Months Ended
                                       April 30, 2005           For the Year Ended October 31,
------------------------------------------------------------------------------------------------------
                                       (unaudited)      2004      2003      2002      2001       2000
------------------------------------------------------------------------------------------------------
Per share data
  Net asset value, beginning of period  $16.16         $15.08    $11.02    $14.73    $27.67    $19.25
------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net investment loss                   (0.06)1        (0.18)1   (0.13)1   (0.19)1   (0.21)1   (0.13)
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)       1.62            1.26     4.19     (3.52)    (12.73)   11.35
------------------------------------------------------------------------------------------------------
      Total from investment operations   1.56            1.08     4.06     (3.71)    (12.94)   11.22
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Distributions from net realized gains    --              --       --        --         --   (2.80)
------------------------------------------------------------------------------------------------------
REDEMPTION FEES                          0.002           0.002    0.002       --         --      --
------------------------------------------------------------------------------------------------------
Net asset value, end of period          $17.72         $16.16    $15.08    $11.02    $14.73   $27.67
======================================================================================================
      Total return3                       9.65%          7.16%    36.84%   (25.19)%  (46.77)%  60.22%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period
      (000s omitted)                    $44,256        $48,378   $54,827   $52,702   $94,322  $211,822
    Ratio of expenses to average
      net assets                          1.65%         41.65%     1.65%     1.65%     1.65%   1.67%
    Ratio of net investment loss
      to average net assets              (0.62)%4       (1.13)%   (1.11)%   (1.28)%   (1.06)% (0.77)%
    Decrease reflected in above
      operating expense ratios
      due to waivers                      0.63%4         0.72%     0.94%     0.81%     0.49%   0.44%
  Portfolio turnover rate                   47%           62%       171%       84%      138%     96%
------------------------------------------------------------------------------------------------------

1 Per share information is calculated using the average shares outstanding method.
2 This amount represents less than $0.01 per share.
3 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
4 Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL SMALL CAP FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                        FOR THE SIX
                                        MONTHS ENDED
                                       APRIL 30, 2005           FOR THE YEAR ENDED OCTOBER 31,
------------------------------------------------------------------------------------------------------
                                       (UNAUDITED)      2004      2003      2002      2001       2000
-------------------------------------------------------------------------------------------------------
Per share data
  Net asset value, beginning of period   $15.79       $14.78    $10.82     $14.52    $27.36    $19.09
-------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net investment loss                     (0.08)1      (0.22)1   (0.16)1    (0.22)1   (0.25)1   (0.16)
  Net gain (loss) on investments and
    foreign currency related items
    (both realized and unrealized)         1.58         1.23      4.12      (3.48)   (12.59)    11.24
-------------------------------------------------------------------------------------------------------
      Total from investment operations     1.50         1.01      3.96      (3.70)   (12.84)    11.08
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Distributions from net realized gains      --           --        --         --        --     (2.81)
-------------------------------------------------------------------------------------------------------
REDEMPTION FEES                              --           --        --       0.002       --         --
-------------------------------------------------------------------------------------------------------
Net asset value, end of period           $17.29       $15.79    $14.78     $10.82    $14.52    $27.36
=======================================================================================================
      Total return3                       9.50%         6.83%    36.60%    (25.48)%  (46.93)%   59.94%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period
   (000s omitted)                        $1,919       $1,843    $2,042     $1,306    $2,858    $8,614
    Ratio of expenses to average
      net assets                          1.90%        41.90%     1.90%      1.90%     1.90%     1.92%
    Ratio of net investment loss
      to average net assets             (0.87)%4      (1.38)%   (1.35)%    (1.55)%   (1.30)%   (1.02)%
    Decrease reflected in above
      operating expense ratios
      due to waivers                     0.63%4        0.72%     0.94%      0.80%     0.48%     0.44%
  Portfolio turnover rate                  47%           62%      171%        84%      138%       96%
-------------------------------------------------------------------------------------------------------

1 Per share information is calculated using the average shares outstanding method.
2 This amount represents less than $0.01 per share.
3 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
4 Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL SMALL CAP FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                        For the Six
                                        Months Ended
                                       April 30, 2005       For the Year Ended October 31,
-----------------------------------------------------------------------------------------------
                                       (unaudited)      2004      2003      2002      2001 1
-----------------------------------------------------------------------------------------------
Per share data
  Net asset value, beginning of period  $16.16        $15.08     $11.00    $14.74   $17.15
-----------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net investment loss                    (0.06)2       (0.18)2    (0.30)2   (0.15)2  (0.06)
  Net gain (loss) on investments and
    foreign currency related items
    (both realized and unrealized)        1.61          1.26       4.38     (3.59)   (2.35)
-----------------------------------------------------------------------------------------------
      Total from investment operations    1.55          1.08       4.08     (3.74)   (2.41)
-----------------------------------------------------------------------------------------------
Net asset value, end of period           $17.71       $16.16     $15.08    $11.00   $14.74
===============================================================================================
      Total return3                        9.59%        7.16%     37.09%   (25.37)% (14.05)%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period
   (000s omitted)                       $89,631      $97,146    $116,632   $   35   $    1
    Ratio of expenses to average
      net assets                           1.65%4       1.65%      1.65%     1.65%    1.65%4
    Ratio of net investment loss
      to average net assets               (0.62)%4     (1.13)%    (1.96)%   (1.16)%  (1.39)%4
    Decrease reflected in above
      operating expense
      ratios due to waivers                0.63%4       0.72%      0.79%     1.02%    1.03%4
  Portfolio turnover rate                    47%          62%       171%       84%     138%
-----------------------------------------------------------------------------------------------

1  For the period July 31, 2001 (inception date) through October 31, 2001.
2 Per share information is calculated using the average shares outstanding method.
3 Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.
4  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL SMALL CAP FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                        For the Six
                                        Months Ended
                                       April 30, 2005       For the Year Ended October 31,
-----------------------------------------------------------------------------------------------
                                       (unaudited)      2004      2003       2002      2001 1
-----------------------------------------------------------------------------------------------
Per share data
  Net asset value, beginning of period   $  15.75      $  14.82   $  10.91  $ 14.71    $ 17.15
-----------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net investment loss                       (0.12)2       (0.29)2   (0.22)2   (0.30)2    (0.08)
  Net gain (loss) on investments and
    foreign currency related items
    (both realized and unrealized)           1.58          1.22      4.13     (3.50)     (2.36)
-----------------------------------------------------------------------------------------------
      Total from investment operations       1.46          0.93      3.91     (3.80)     (2.44)
-----------------------------------------------------------------------------------------------
Net asset value, end of period           $  17.21      $  15.75   $ 14.82  $ 10.91$      14.71
===============================================================================================
      Total return3                          9.27%         6.28%    35.84%   (25.83)%   (14.23)%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period
      (000s omitted)                     $    338      $    337   $    89  $     81    $     1
    Ratio of expenses to average
      net assets                             2.40%4        2.40%     2.40%     2.40%      2.40%4
    Ratio of net investment loss
      to average net assets                 (1.37)%4      (1.88)%   (1.89)%   (2.07)%    (2.09)%4
    Decrease reflected in above
      operating expense
      ratios due to waivers                  0.63%4        0.72%     0.94%     0.80%      1.02%4
  Portfolio turnover rate                      47%           62%      171%       84%       138%

--------------------------------------------------------------------------------
1  For the period July 31, 2001(inception date) through October 31, 2001.
2 Per share information is calculated using the average shares outstanding method.
3 Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.
4  Annualized.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL SMALL CAP FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                        For the Six
                                        Months Ended
                                       April 30, 2005       For the Year Ended October 31,
-----------------------------------------------------------------------------------------------
                                       (unaudited)      2004      2003       2002      2001 1
-----------------------------------------------------------------------------------------------
Per share data
  Net asset value, beginning of period      $  15.78   $  14.84   $  10.92   $  14.72   $  17.15
-----------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net investment loss                          (0.12)2    (0.29)2    (0.22)2    (0.28)2   (0.10)
  Net gain (loss) on investments and
    foreign currency related items
    (both realized and unrealized)              1.57       1.23       4.14      (3.52)    (2.33)
-----------------------------------------------------------------------------------------------
      Total from investment operations          1.45       0.94       3.92      (3.80)    (2.43)
-----------------------------------------------------------------------------------------------
Net asset value, end of period              $  17.23   $  15.78   $  14.84   $  10.92   $ 14.72
===============================================================================================
      Total return3                             9.26%      6.33%     35.90%    (25.82)%  (14.17)%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)  $    449   $    371   $     61   $     60   $    42
    Ratio of expenses to average net assets     2.40%4     2.40%      2.40%      2.40%     2.40%4
    Ratio of net investment loss
      to average net assets                    (1.37)%4   (1.88)%    (1.88)%    (2.02)%   (2.70)%4
    Decrease reflected in above operating expense
      ratios due to waivers                     0.63%4     0.72%      0.94%      0.83%     1.14%4
  Portfolio turnover rate                         47%        62%       171%        84%      138%

--------------------------------------------------------------------------------
1  For the period July 31, 2001 (inception date) through October 31, 2001.
2 Per share information is calculated using the average shares outstanding method.
3 Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.
4  Annualized.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL SMALL CAP FUND
NOTE TO FINANCIAL STATEMENTS
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

   Credit Suisse Global Small Cap Fund, Inc. ("the Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company which seeks long-term growth of capital. The Fund was incorporated under the laws of the State of Maryland on July 16, 1996. The name of the Fund was changed from Credit Suisse Global Post-Venture Capital Fund, Inc. effective February 21, 2005.

   The Fund is authorized to offer five classes of shares: Common Class shares, Advisor Class shares, Class A shares, Class B shares, and Class C shares. The Fund's Common Class shares are closed to new investors, other than (1) investors in employee retirement, stock, bonus, pension or profit-sharing plans, (2) investment advisory clients of Credit Suisse Asset Management, LLC ("CSAM"), (3) certain registered investment advisers ("RIAs"), (4) certain broker-dealers and RIAs with clients participating in comprehensive fee programs and (5) employees of CSAM or its affiliates and current and former Directors or Trustees of funds advised by CSAM or its affiliates. Any Common Class shareholder as of the close of business on December 12, 2001 can continue to buy Common Class shares of the Fund and open new accounts under the same Social Security number. Each class of shares in the Fund represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 5.75%. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

   A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied

CREDIT SUISSE GLOBAL SMALL CAP FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

   by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.

   The Fund initially values its investments in private-equity portfolios ("Private Funds") at the amount invested in the Private Fund, less related expenses, where identifiable, unless and until CSAM determines that such value does not represent fair value. Thereafter, investments in Private Funds held by the Fund are valued at their "fair values" using procedures approved by the Board of Directors. CSAM shall review daily the Fund's fair valued securities.

   B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME-- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain

CREDIT SUISSE GLOBAL SMALL CAP FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset values of outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) SHORT-TERM INVESTMENTS -- The Fund, together with other funds/portfolios advised by CSAM, an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

   H) FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts for the purchase or sale of a

CREDIT SUISSE GLOBAL SMALL CAP FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At April 30, 2005, the Fund had no open forward foreign currency contracts.

   I) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the six months ended April 30, 2005, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $449,393, of which $310,201 was rebated to borrowers (brokers). The Fund retained $97,407 from the cash collateral investment, and SSB, as lending agent, was paid $41,785. The Fund may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

   J) PARTNERSHIP ACCOUNTING POLICY - The Fund records its pro-rata share of the income/(loss) and capital gains/(losses) allocated from the underlying partnerships and adjusts the cost of the underlying partnerships accordingly. These amounts are included in the Fund's Statement of Operations.

CREDIT SUISSE GLOBAL SMALL CAP FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

   K) OTHER -- The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

   The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income is earned or gains are realized.

   The Fund may invest up to 15% of its net assets in non-publicly traded securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by the Fund or the current carrying values, and the difference could be material.

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at the annual rate of 1.25% of the Fund's average daily net assets. For the six months ended April 30, 2005, investment advisory fees earned and voluntarily waived for the Fund were $938,042 and $471,775, respectively.

   Credit Suisse Asset Management Limited (CSAM U.K.) ("CSAM U.K.") and Credit Suisse Asset Management Limited (CSAM Australia) ("CSAM Australia"), each an affiliate of CSAM, are sub-investment advisers to the Fund ( the "Sub-Advisors"). CSAM U.K.'s and CSAM Australia's sub-investment advisory fees are paid by CSAM out of CSAM's net investment advisory fee and are not paid by the Fund. Prior to December 3, 2004, Credit Suisse Asset Management Limited (CSAM Japan) ("CSAM Japan") also served as sub-investment adviser to the Fund under a similar arrangement.

CREDIT SUISSE GLOBAL SMALL CAP FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Fund.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. For the six months ended April 30, 2005, co-administrative services fees earned by CSAMSI were $75,044.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2005, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $51,731.

   In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. For the Common Class and Class A shares of the Fund, these fees are calculated at an annual rate of 0.25% of the average daily net assets of the Common Class and Class A shares. Advisor Class shares may pay such fees at an annual rate not to exceed 0.75% of the Advisor Class's average daily net assets and such fee is currently calculated at an annual rate of 0.50% of average daily net assets. For Class B shares and Class C shares of the Fund, the fee is calculated at an annual rate of 1.00% of the average daily net assets.

   Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund and receive compensation from CSAM. CSAM is then reimbursed by the Fund. For the six months ended April 30, 2005, the Fund reimbursed CSAM $81,697, which is included in the Fund's transfer agent expense.

   For the six months ended April 30, 2005, CSAMSI and its affiliates advised the Fund that they retained $598 from commissions earned on the sale of the Fund's Class A shares.

CREDIT SUISSE GLOBAL SMALL CAP FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the six months ended April 30, 2005, Merrill was paid $10,996 for its services to the Fund.

NOTE 4. LINE OF CREDIT

   The Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At April 30, 2005, and during the six months ended April 30, 2005, the Fund had no borrowings under the Credit Facility.

NOTE 5. PURCHASES AND SALES OF SECURITIES

   For the six months ended April 30, 2005, purchases and sales of investment securities (excluding short-term investments) were $68,309,275 and $88,860,498, respectively.

   At April 30, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $155,846,377, $22,978,487, $(6,323,514) and $16,654,973, respectively.

NOTE 6. RESTRICTED SECURITIES

   Certain investments of the Fund are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund does not have the right to demand that such securities be registered.

CREDIT SUISSE GLOBAL SMALL CAP FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------
NOTE 6. RESTRICTED SECURITIES

                                                                                               Percentage
                       Security       Number of  Acquisition                Fair      Value per     of Net Distributions        Open
 Security                Type            Shares      Date        Cost       Value        Share      Assets      Received Commitments
Austin Ventures
  VIII L.P.         Ltd. Partnership    346,668    7/13/01    $ 303,850   $  283,828    $ 0.82      0.21%    $   39,584    $ 206,665
Boston Ventures
  L.P.V             Ltd. Partnership    960,014    9/01/96      509,168      390,496      0.41      0.29%       525,664       39,986
CVC European
  Equity III L.P.   Ltd. Partnership    808,225    9/04/01      594,274      857,364      1.06      0.63%       304,651      191,775
Madison Dearborn
  Capital Partners,
  IV L.P.           Ltd. Partnership    553,294    4/02/01      398,419      383,102      0.69      0.28%       157,322      446,706
New Enterprise
  Associates VII    Ltd. Partnership  1,000,000   12/01/96      432,007      267,288      0.27      0.20%     3,048,170           --
Oak Investment
  Partners X L.P.   Ltd. Partnership  1,086,658    1/18/01      871,729      771,751      0.71      0.57%      192,858       413,342

PRN Corp.           Preferred Stock      88,000    8/13/01      792,000    1,157,200     13.15      0.85%            --           --
PRN Corp.           Warrants             20.366    8/14/01           --           --        --        --             --           --
                                                             ----------   ----------              ------     ----------   ----------
                                                             $3,901,447   $4,111,029               3.03%     $4,268,249   $1,298,474
                                                             ==========   ==========              ======     ==========   ==========

NOTE 7. CAPITAL SHARE TRANSACTIONS

   The Fund is authorized to issue six billion full and fractional shares of capital stock, $.001 par value per share, of which one billion are classified as Common Class shares, two billion are classified as Advisor Class shares, one billion are classified as Class A shares, one billion are classified as Class B shares and one billion are classified as Class C shares. Transactions in capital shares for each class of the Fund were as follows:

                                                Common Class
                          ----------------------------------------------------
                           For the Six Months Ended     For the Year Ended
                          April 30, 2005 (unaudited)     October 31, 2004
                          ----------------------------------------------------
                             Shares        Value        Shares        Value
                          -----------   ----------   -----------   ------------
Shares sold                    54,369   $   979,468      302,919   $  4,976,502
Shares redeemed              (550,162)   (9,903,597)    (943,890)   (15,142,631)
                          -----------   ----------   -----------   ------------
Net decrease                 (495,793)  $(8,924,129)    (640,971)  $(10,166,129)
                          ===========   ==========   ===========   ============

                                                Advisor Class
                           ----------------------------------------------------
                            For the Six Months Ended     For the Year Ended
                           April 30, 2005 (unaudited)     October 31, 2004
                           ----------------------------------------------------
                              Shares        Value        Shares        Value
                           -----------   ----------   -----------   -----------
Shares sold                     11,070   $  191,763        14,664   $   228,756
Shares redeemed                (16,772)    (297,324)      (36,142)     (565,871)
                           -----------   ----------   -----------   -----------
Net decrease                    (5,702)  $ (105,561)      (21,478)  $  (337,115)
                           ===========   ==========   ===========   ===========

CREDIT SUISSE GLOBAL SMALL CAP FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------
NOTE 7. CAPITAL SHARE TRANSACTIONS

                                                 Class A
                        -------------------------------------------------------
                          For the Six Months Ended      For the Year Ended
                         April 30, 2005 (unaudited)      October 31, 2004
                        -------------------------------------------------------
                           Shares        Value          Shares        Value
                        -----------   ------------   -----------   ------------
Shares sold                  36,998   $    669,926       428,409   $  6,950,263
Shares redeemed            (989,368)   (17,855,370)   (2,147,777)   (34,240,799)
                        -----------   ------------   -----------   ------------
Net decrease               (952,370)  $(17,185,444)   (1,719,368)  $(27,290,536)
                        ===========   ============   ===========   ============

                                                  Class B
                           ----------------------------------------------------
                            For the Six Months Ended     For the Year Ended
                           April 30, 2005 (unaudited)     October 31, 2004
                           ----------------------------------------------------
                              Shares        Value        Shares        Value
                           -----------   ----------   -----------   -----------
Shares sold                          5   $      214        18,437   $   295,236
Shares redeemed                 (1,759)     (31,317)       (3,061)      (47,130)
                           -----------   ----------   -----------   -----------
Net increase (decrease)         (1,754)  $  (31,103)       15,376   $   248,106
                           ===========   ==========   ===========   ===========

                                                  Class C
                           ----------------------------------------------------
                            For the Six Months Ended     For the Year Ended
                           April 30, 2005 (unaudited)     October 31, 2004
                           ----------------------------------------------------
                              Shares        Value        Shares        Value
                           -----------   ----------   -----------   -----------
Shares sold                      5,382   $   93,114        20,956   $   334,842
Shares redeemed                 (2,856)     (50,748)       (1,515)      (23,396)
                           -----------   ----------   -----------   -----------
Net increase                     2,526   $   42,366        19,441   $   311,446
                           ===========   ==========   ===========   ===========

   Effective September 16, 2002, a redemption fee of 2% of the value of Common Class and Advisor Class shares redeemed or exchanged within 30 days from the date of purchase is charged to shareholders. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Fund and becomes part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends and distributions are redeemed first, followed by the shares held longest.

CREDIT SUISSE GLOBAL SMALL CAP FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 7. CAPITAL SHARE TRANSACTIONS

   On April 30, 2005, the number of shareholders that held 5% or more of the outstanding shares for each class of the Fund was as follows:

                                Number of         Approximate Percentage
                               Shareholders        of Outstanding Shares
                               ------------       ----------------------
            Common Class             2                        58%
            Advisor Class            6                        67%
            Class A                  1                        30%
            Class B                  4                        34%
            Class C                  2                        91%

   Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 8. CONTINGENCIES

   In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE GLOBAL SMALL CAP FUND
BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------

    In approving the Investment Advisory Agreement with CSAM (the "Advisory Agreement"), and Sub-Investment Advisory Agreements with CSAM U.K. and CSAM Australia (the "Sub-Advisory Agreements"), the Board of Directors of the Fund, including all of the Directors who are not "interested persons" of the Fund as defined in the 1940 Act ("the Independent Directors"), considered the following factors with respect to the Fund:

   Investment Advisory Fee Rate
   ----------------------------

   The Board reviewed and considered the contractual advisory fee rate of 1.25% paid by the Fund (the "Contractual Advisory Fee"), to CSAM in light of the extent and quality of the advisory services provided by CSAM or either Sub-Adviser. The Board also reviewed and considered the fee waivers and/or expense reimbursement arrangements currently in place for the Fund and considered the actual fee rate of 0.53% after taking waivers and reimbursements into account (the "Net Advisory Fee"). The Board acknowledged that the fee waivers and reimbursements could be discontinued at any time. In addition, the Board noted that the compensation paid to CSAM U.K. and CSAM Australia is paid by CSAM, not the Fund, and, accordingly, that the retention of CSAM U.K. and CSAM Australia does not increase the fees or expenses otherwise incurred by the Fund's shareholders.

   Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee and Net Advisory Fee and the Fund's overall expenses with those of funds in both the relevant expense group ("Peer Group") and universe of funds (the "Universe") provided by an independent provider of investment company data.

   Nature, Extent and Quality of the Services under the Advisory and Sub-Advisory Agreements
--------------------------------------------------------------------

   The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by CSAM under the Advisory Agreement and by the Sub-Advisers under the Sub-Advisory Agreements. The Board also noted information received at regular meetings throughout the year related to the services rendered by CSAM and the Sub-Advisers. The Board reviewed background information about CSAM and the Sub-Advisers, including their Form ADVs. The Board considered the background and experience of CSAM's and the Sub-Advisers' senior management and the expertise of, and the amount of attention given to the Fund by, both senior personnel of CSAM and the Sub-Advisers. With respect to the Sub-Advisers,

CREDIT SUISSE GLOBAL SMALL CAP FUND
BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

the Board also considered the particular expertise of CSAM U.K. and CSAM Australia in managing the types of global investments which the Fund makes. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other CSAM clients for comparable services.

   In approving the Sub-Advisory Agreements, the Board also considered the benefits to the Fund of retaining CSAM's United Kingdom and Australian affiliates given the increased complexity of the domestic and international securities markets, specifically that retention of CSAM U.K. and CSAM Australia expands the universe of companies and countries from which investment opportunities could be sought and enhances the ability of the Fund to obtain best price and execution on trades in international markets.

   Fund Performance
   ----------------

   The Board received and considered the one, three and five-year performance of the Fund, along with comparisons, for all presented periods, both to the Peer Group and the Universe for the Fund. The Board was provided with a description of the methodology used to arrive at the funds included in the Peer Group and the Universe.

   The Board reviewed information comparing the performance of the Fund to performance benchmarks that the Boards had previously established and progress that had been made in certain instances toward achieving those benchmarks. The Board also reviewed comparisons between the Fund and its identified benchmark over various time periods.

   CSAM Profitability
   ------------------

   The Board received and considered a profitability analysis of CSAM based on the fees payable under the Advisory Agreement for the Fund, including any fee waivers or fee caps, as well as other relationships between the Fund on the one hand and CSAM affiliates on the other. The Board received profitability information for the other funds in the CSAM family of funds.

   Economies of Scale
   ------------------

   The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. Accordingly,

CREDIT SUISSE GLOBAL SMALL CAP FUND
BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

the Board considered whether alternative fee structures (such as breakpoint fee structures) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

   Other Benefits to CSAM and the Sub-Advisers
   -------------------------------------------

   The Board considered other benefits received by CSAM, the Sub-Advisers and their affiliates as a result of their relationship with the Fund. Such benefits include, among others, research arrangements with brokers who execute transactions on behalf of the Fund, administrative and brokerage relationships with affiliates of CSAM and the Sub-Advisers and benefits potentially derived from an increase in CSAM's and the Sub-Advisers' businesses as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by CSAM, the Sub-Advisers and their affiliates).

   The Board considered the standards applied in seeking best execution, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be achieved by using an affiliated broker and the existence of quality controls applicable to brokerage allocation procedures. The Board also reviewed CSAM's and the Sub-Advisers' method for allocating portfolio investment opportunities between the Fund and other advisory clients.

   Conclusions
   -----------

   In selecting CSAM and the Sub-Advisers, and approving the Advisory Agreement, the investment advisory fee under such agreement and the Sub-Advisory Agreements, the Board concluded that:

   o although the Contractual Advisory Fee was the highest in its Peer Group, the fee was considered reasonable recognizing that the amount that shareholders were actually charged, the Net Advisory Fee, was the lowest in the Fund's Peer Group.

   o recognizing that the Fund's one, three and five year performance was below the median of the funds in the Universe, the Board discussed the matter with CSAM and CSAM presented a proposal to change the Fund's investment focus to one of investing in global small cap equities. The change was designed to take advantage of CSAM's global research expertise. No performance comparison against the Fund's Peer Group was

CREDIT SUISSE GLOBAL SMALL CAP FUND
BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

      possible due to the limited number of global small-/mid-cap growth retail front-end load and no-load funds.

   o aside from performance (as described above), the Board was satisfied with the nature and extent of the investment advisory services provided to the Fund by CSAM and the Sub-Advisers and that, based on dialogue with management and counsel, the services provided by CSAM under the Advisory Agreement and by the Sub-Advisers under the Sub-Advisory Agreements are typical of, and consistent with, those provided to mutual funds by other investment advisers and sub-advisers. The Board understood that CSAM had or was in the process of addressing any performance issues.

   o in light of the costs of providing investment management and other services to the Fund and CSAM's ongoing commitment to the Fund and willingness to cap fees and expenses, the profits and other ancillary benefits that CSAM and its affiliates received were considered reasonable.

   o CSAM's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Fund thereunder.

   o in light of the relatively small size of the Fund and the amount of the Net Advisory Fee, the Fund's current fee structure (without breakpoints) was considered reasonable.

   No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory and Sub-Advisory Agreements. The Independent Directors were advised by separate independent legal counsel throughout the process.

CREDIT SUISSE GLOBAL SMALL CAP FUND
PRIVACY POLICY NOTICE (UNAUDITED)
--------------------------------------------------------------------------------

                     Important Privacy Choices for Consumers
                     ---------------------------------------

   We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

   In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

   We may collect nonpublic information about you from the following sources:

   o Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

   o  Information about your transactions with us, our affiliates, or others.

   We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

   RESTRICT INFORMATION SHARING WITH AFFILIATES: In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates unless you say "No."

[ ] No, please do not share personal and financial information with your affiliated companies. [If you check this box, you must send this notice back to us with your name, address and account number to Credit Suisse Funds, 466 Lexington Avenue, New York, New York 10017.]

   We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

   We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

   Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("CSAM"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in CSAM-sponsored and advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of May 17, 2005.

CREDIT SUISSE GLOBAL SMALL CAP FUND
PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30, 2004, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

   o  By calling 1-800-927-2874

   o  On the Fund's website, www.csam.com/us

   o On the website of the Securities and Exchange Commission, http://www.sec.gov.

   The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

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

P.O. BOX 55030, BOSTON, MA 02205-5030                        CREDIT | ASSET
800-927-2874 o www.csam.com/us                               SUISSE | MANAGEMENT

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       GSC-SAR-0405

ITEM 2. CODE OF ETHICS.

This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

Included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Nominating Committee recommends Board member candidates. Shareholders of the registrant may also submit nominees that will be considered by the Committee. Recommendations should be mailed to the registrant's Secretary, c/o Credit Suisse Asset Management, LLC, 466 Lexington Avenue, New York, NY 10017. Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an "interested person" of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee's discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3) Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                  Credit Suisse Global Small Cap Fund, Inc.

                  /s/ Michael E. Kenneally
                  --------------------------------
                  Name:  Michael E. Kenneally
                  Title:   Chief Executive Officer
                  Date:   July 5, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                  /s/ Michael E. Kenneally
                  --------------------------------
                  Name:  Michael E. Kenneally
                  Title:   Chief Executive Officer
                  Date:   July 5, 2005

                  /s/ Michael A. Pignataro
                  --------------------------------
                  Name:  Michael A. Pignataro
                  Title:   Chief Financial Officer
                  Date:   July 5, 2005